Stock-Based Compensation - Summary of Stock-based Compensation Expense Reflected in Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 2,144	$ 4,003
General and Administrative Expense
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	1,314	2,464
Research and Development Expense
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 830	$ 1,539